Concentrations - Schedule of Advances to Suppliers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Concentration Risk [Line Items]
Advances to suppliers, amount	$ 13,627,179		$ 11,006,976
Advances to suppliers, Percentage	80.00%		59.00%
Supplier F [Member]
Concentration Risk [Line Items]
Advances to suppliers, amount	$ 5,479,056		$ 3,754,783
Advances to suppliers, Percentage	32.00%		20.00%
Supplier G [Member]
Concentration Risk [Line Items]
Advances to suppliers, amount	$ 4,209,185			[1]
Advances to suppliers, Percentage	25.00%			[1]
Supplier H [Member]
Concentration Risk [Line Items]
Advances to suppliers, amount	$ 3,938,938			[1]
Advances to suppliers, Percentage	23.00%			[1]
Supplier I [Member]
Concentration Risk [Line Items]
Advances to suppliers, amount		[1]	$ 2,894,737
Advances to suppliers, Percentage		[1]	15.00%
Supplier J [Member]
Concentration Risk [Line Items]
Advances to suppliers, amount		[1]	$ 2,192,982
Advances to suppliers, Percentage		[1]	12.00%
Supplier K [Member]
Concentration Risk [Line Items]
Advances to suppliers, amount		[1]	$ 2,164,474
Advances to suppliers, Percentage		[1]	12.00%

[1]	The percentage is below 10%